Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Lease Liabilities [Abstract]
At January 1, 2022	$ 1,181	$ 275	$ 153
Additions	367	1,176	273
Accretion of interest			5
Financial expenses	24		(5)
Exchange rate differences	(138)	43	20
Disposals	(27)	(99)
Payment	(350)	(214)	(171)
As of December 31, 2022	$ 1,057	$ 1,181	$ 275